Going Concern - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 03, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			$ (16,891,000)	$ (29,199,000)	$ (44,836,000)
Net cash used by operating activities			(19,364,000)	(18,811,000)	(43,672,000)
Cash, cash equivalents, and restricted cash			3,526,000	14,421,000	$ 18,289,000	$ 60,038,000
Current liabilities			1,662,000	$ 4,854,000
Common stock, issued and sold		3,880,000
Issuance of common stock		$ 10,000,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900,000
ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued and sold	2,000,000
After deduction of underwriting discounts and estimated other offering expenses	$ 100,000
Common stock shares subscribed but not issued	15,661,000
Shelf Registration Statement [Member] | ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public float			75,000,000
Maximum [Member] | ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares subscribed but not issued	15,661,000
Pre-funded Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		3,880,000
Common Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		7,760,000
Equipment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash			$ 100,000